Revenue - Summarizes the Changes in Deferred Revenue (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Balance, beginning of period	$ 122,000	$ 0
Deferral of revenue	67,000	250,000
Revenue recognized	(122,000)	(128,000)
Balance, end of period	$ 67,000	$ 122,000